PGIM Core Bond Fund Investment Objectives and Goals - PGIM Core Bond Fund	Jul. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is total return.